Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Mutual Fund Series Trust
Entity Central Index Key	0001355064
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000157835
Shareholder Report [Line Items]
Fund Name	Eventide Balanced Fund
Class Name	Class A
Trading Symbol	ETAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Balanced Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%	[1]
AssetsNet	$ 378,669,628
Holdings Count | Holding	159
InvestmentCompanyPortfolioTurnover	18.00%
C000157836
Shareholder Report [Line Items]
Fund Name	Eventide Balanced Fund
Class Name	Class C
Trading Symbol	ETCMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Balanced Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	1.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.80%	[2]
AssetsNet	$ 378,669,628
Holdings Count | Holding	159
InvestmentCompanyPortfolioTurnover	18.00%
C000157837
Shareholder Report [Line Items]
Fund Name	Eventide Balanced Fund
Class Name	Class I
Trading Symbol	ETIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Balanced Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[3]
AssetsNet	$ 378,669,628
Holdings Count | Holding	159
InvestmentCompanyPortfolioTurnover	18.00%
C000157838
Shareholder Report [Line Items]
Fund Name	Eventide Balanced Fund
Class Name	Class N
Trading Symbol	ETNMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Balanced Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$51	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[4]
AssetsNet	$ 378,669,628
Holdings Count | Holding	159
InvestmentCompanyPortfolioTurnover	18.00%
C000220844
Shareholder Report [Line Items]
Fund Name	Eventide Core Bond Fund
Class Name	Class A
Trading Symbol	ETARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Core Bond Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[5]
AssetsNet	$ 161,282,948
Holdings Count | Holding	98
InvestmentCompanyPortfolioTurnover	14.00%
C000220845
Shareholder Report [Line Items]
Fund Name	Eventide Core Bond Fund
Class Name	Class C
Trading Symbol	ETCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Core Bond Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.51%	[6]
AssetsNet	$ 161,282,948
Holdings Count | Holding	98
InvestmentCompanyPortfolioTurnover	14.00%
C000220846
Shareholder Report [Line Items]
Fund Name	Eventide Core Bond Fund
Class Name	Class I
Trading Symbol	ETIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Core Bond Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[7]
AssetsNet	$ 161,282,948
Holdings Count | Holding	98
InvestmentCompanyPortfolioTurnover	14.00%
C000220843
Shareholder Report [Line Items]
Fund Name	Eventide Core Bond Fund
Class Name	Class N
Trading Symbol	ETNRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Core Bond Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$36	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[8]
AssetsNet	$ 161,282,948
Holdings Count | Holding	98
InvestmentCompanyPortfolioTurnover	14.00%
C000193764
Shareholder Report [Line Items]
Fund Name	Eventide Dividend Growth Fund
Class Name	Class A
Trading Symbol	ETADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Dividend Growth Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.18%	[9]
AssetsNet	$ 1,151,739,963
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	22.00%
C000193765
Shareholder Report [Line Items]
Fund Name	Eventide Dividend Growth Fund
Class Name	Class C
Trading Symbol	ETCDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Dividend Growth Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	1.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.93%	[10]
AssetsNet	$ 1,151,739,963
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	22.00%
C000193766
Shareholder Report [Line Items]
Fund Name	Eventide Dividend Growth Fund
Class Name	Class I
Trading Symbol	ETIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Dividend Growth Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%	[11]
AssetsNet	$ 1,151,739,963
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	22.00%
C000193767
Shareholder Report [Line Items]
Fund Name	Eventide Dividend Growth Fund
Class Name	Class N
Trading Symbol	ETNDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Dividend Growth Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$57	1.13%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.13%	[12]
AssetsNet	$ 1,151,739,963
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	22.00%
C000219892
Shareholder Report [Line Items]
Fund Name	Eventide Exponential Technologies Fund
Class Name	Class A
Trading Symbol	ETAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Exponential Technologies Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$85	1.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.63%	[13]
AssetsNet	$ 90,797,991
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	64.00%
C000219893
Shareholder Report [Line Items]
Fund Name	Eventide Exponential Technologies Fund
Class Name	Class C
Trading Symbol	ETCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Exponential Technologies Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$124	2.38%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	2.38%	[14]
AssetsNet	$ 90,797,991
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	64.00%
C000219894
Shareholder Report [Line Items]
Fund Name	Eventide Exponential Technologies Fund
Class Name	Class I
Trading Symbol	ETIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Exponential Technologies Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	1.38%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.38%	[15]
AssetsNet	$ 90,797,991
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	64.00%
C000219891
Shareholder Report [Line Items]
Fund Name	Eventide Exponential Technologies Fund
Class Name	Class N
Trading Symbol	ETNEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Exponential Technologies Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$83	1.58%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.58%	[16]
AssetsNet	$ 90,797,991
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	64.00%
C000080457
Shareholder Report [Line Items]
Fund Name	Eventide Gilead Fund
Class Name	Class A
Trading Symbol	ETAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Gilead Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	1.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.40%	[17]
AssetsNet	$ 2,923,206,368
Holdings Count | Holding	75
InvestmentCompanyPortfolioTurnover	9.00%
C000080458
Shareholder Report [Line Items]
Fund Name	Eventide Gilead Fund
Class Name	Class C
Trading Symbol	ETCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Gilead Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$116	2.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	2.15%	[18]
AssetsNet	$ 2,923,206,368
Holdings Count | Holding	75
InvestmentCompanyPortfolioTurnover	9.00%
C000080459
Shareholder Report [Line Items]
Fund Name	Eventide Gilead Fund
Class Name	Class I
Trading Symbol	ETILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Gilead Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	1.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.15%	[19]
AssetsNet	$ 2,923,206,368
Holdings Count | Holding	75
InvestmentCompanyPortfolioTurnover	9.00%
C000065340
Shareholder Report [Line Items]
Fund Name	Eventide Gilead Fund
Class Name	Class N
Trading Symbol	ETGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Gilead Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$73	1.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.35%	[20]
AssetsNet	$ 2,923,206,368
Holdings Count | Holding	75
InvestmentCompanyPortfolioTurnover	9.00%
C000121707
Shareholder Report [Line Items]
Fund Name	Eventide Healthcare & Life Sciences Fund
Class Name	Class A
Trading Symbol	ETAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Healthcare & Life Sciences Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	1.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.54%	[21]
AssetsNet	$ 1,688,446,163
Holdings Count | Holding	90
InvestmentCompanyPortfolioTurnover	56.00%
C000121708
Shareholder Report [Line Items]
Fund Name	Eventide Healthcare & Life Sciences Fund
Class Name	Class C
Trading Symbol	ETCHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Healthcare & Life Sciences Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$146	2.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	2.29%	[22]
AssetsNet	$ 1,688,446,163
Holdings Count | Holding	90
InvestmentCompanyPortfolioTurnover	56.00%
C000121710
Shareholder Report [Line Items]
Fund Name	Eventide Healthcare & Life Sciences Fund
Class Name	Class I
Trading Symbol	ETIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Healthcare & Life Sciences Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$82	1.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.29%	[23]
AssetsNet	$ 1,688,446,163
Holdings Count | Holding	90
InvestmentCompanyPortfolioTurnover	56.00%
C000121709
Shareholder Report [Line Items]
Fund Name	Eventide Healthcare & Life Sciences Fund
Class Name	Class N
Trading Symbol	ETNHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Healthcare & Life Sciences Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$95	1.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.49%	[24]
AssetsNet	$ 1,688,446,163
Holdings Count | Holding	90
InvestmentCompanyPortfolioTurnover	56.00%
C000236480
Shareholder Report [Line Items]
Fund Name	Eventide Large Cap Focus Fund
Class Name	Class A
Trading Symbol	ETLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Large Cap Focus Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.19%	[25]
AssetsNet	$ 176,869,132
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	13.00%
C000236481
Shareholder Report [Line Items]
Fund Name	Eventide Large Cap Focus Fund
Class Name	Class C
Trading Symbol	ETLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Large Cap Focus Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.94%	[26]
AssetsNet	$ 176,869,132
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	13.00%
C000236482
Shareholder Report [Line Items]
Fund Name	Eventide Large Cap Focus Fund
Class Name	Class I
Trading Symbol	ETLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Large Cap Focus Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%	[27]
AssetsNet	$ 176,869,132
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	13.00%
C000236479
Shareholder Report [Line Items]
Fund Name	Eventide Large Cap Focus Fund
Class Name	Class N
Trading Symbol	ETLNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Large Cap Focus Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$58	1.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.14%	[28]
AssetsNet	$ 176,869,132
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	13.00%
C000202730
Shareholder Report [Line Items]
Fund Name	Eventide Limited-Term Bond Fund
Class Name	Class A
Trading Symbol	ETABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Limited-Term Bond Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[29]
AssetsNet	$ 206,620,872
Holdings Count | Holding	112
InvestmentCompanyPortfolioTurnover	1.00%
C000202731
Shareholder Report [Line Items]
Fund Name	Eventide Limited-Term Bond Fund
Class Name	Class C
Trading Symbol	ETCBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Limited-Term Bond Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.48%	[30]
AssetsNet	$ 206,620,872
Holdings Count | Holding	112
InvestmentCompanyPortfolioTurnover	1.00%
C000202732
Shareholder Report [Line Items]
Fund Name	Eventide Limited-Term Bond Fund
Class Name	Class I
Trading Symbol	ETIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Limited-Term Bond Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[31]
AssetsNet	$ 206,620,872
Holdings Count | Holding	112
InvestmentCompanyPortfolioTurnover	1.00%
C000202733
Shareholder Report [Line Items]
Fund Name	Eventide Limited-Term Bond Fund
Class Name	Class N
Trading Symbol	ETNBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Eventide Limited-Term Bond Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eventidefunds.com. You can also request this information by contacting us at 1-877-771-3836.
Additional Information Phone Number	1-877-771-3836
Additional Information Website	https://www.eventidefunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[32]
AssetsNet	$ 206,620,872
Holdings Count | Holding	112
InvestmentCompanyPortfolioTurnover	1.00%

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